Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 731,987	$ 1,349,454	$ 2,904,174	$ (42,578)
Adjustments to reconcile net income to net cash used in operating activities:
Trust investment income	(1,208,621)	(1,637,673)	(3,580,311)	(38,228)
Unrealized loss on investments held in trust account	92,316
Changes in operating assets and liabilities:
Prepaid expense	75,058	48,582	80,578	(115,152)
Accounts payable and accrued offering costs and expenses	279,953	(198,599)	(34,916)	161,121
Promissory note – related party	14,540			34,837
Net cash used in operating activities	(14,767)	(438,236)	(630,475)
Cash flows from investing activities:
Cash withdrawn from trust account in connection with redemption			23,282,936
Cash deposited to trust escrow account	(165,000)		(165,000)	(70,380,000)
Net cash used in investing activities	(165,000)		23,117,936	(70,380,000)
Cash flows from financing activities:
Proceeds from sale of ordinary shares to initial shareholders				1,750
Proceeds from initial public offering				58,500,000
Proceeds from private placement				3,900,000
Proceeds from over-allotment and private placement, net of underwriters’ discount				9,180,000
Payments of offering costs and other fees				(542,715)
Redemption of ordinary shares			(23,282,936)
Proceeds from promissory note – related party	55,000		165,000
Proceeds from promissory note – third party	110,000
Net cash provided by financing activities	165,000		(23,117,936)	71,039,035
Net change in cash	(14,767)	(438,236)	(630,475)	659,035
Cash at beginning of period	28,560	659,035	659,035
Cash at end of period	13,793	220,799	28,560	659,035
Supplemental disclosure of noncash investing and financing activities
Accretion for ordinary shares subject to redemption amount	1,281,305	1,675,901	3,580,311	38,228
Accrued expenses converted to promissory note– related party	76,992
Accrued expenses converted to promissory note – third party	45,000
Prepaid expenses paid by promissory note – third party	$ 81,000
Deferred offering costs paid by Sponsor in exchange for issuance of ordinary shares				$ 25,000